Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Columbia Variable Portfolio - Contrarian Core Fund Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fu nd costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Net Assets	$ 1,474,123,326
Holdings Count | Holdings	77
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,474,123,326
Total number of portfolio holdings	77
Portfolio turnover for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investme
nt ma
keup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.5%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.2%
Elevance Health, Inc.	1.9%
Honeywell International, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.5%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.2%
Elevance Health, Inc.	1.9%
Honeywell International, Inc.	1.8%
JPMorgan Chase & Co.	1.8%

Columbia Variable Portfolio - Contrarian Core Fund Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Contrarian Core Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Variable Portfolio – Contrarian Core Fund (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Net Assets	$ 1,474,123,326
Holdings Count | Holdings	77
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,474,123,326
Total number of portfolio holdings	77
Portfolio turnove r for the reporting period	21%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	7.5%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.2%
Elevance Health, Inc.	1.9%
Honeywell International, Inc.	1.8%
JPMorgan Chase & Co.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	7.5%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class A	2.6%
Alphabet, Inc., Class C	2.2%
Elevance Health, Inc.	1.9%
Honeywell International, Inc.	1.8%
JPMorgan Chase & Co.	1.8%